Stock-Based Compensation (Details 1) - Omnibus Incentive Plan 2014 - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Balance at the beginning	9,142,273
Granted	1,262,642
Cancelled	(196,875)
Forfeited	(153,125)
Balance at the ending	13,128,381	9,142,273
Stock options
Number of Shares
Balance at the beginning	2,405,000
Granted	1,262,642
Cancelled	(196,875)
Forfeited	(153,125)
Balance at the ending	3,317,642	2,405,000
Exercisable	2,399,356
Vested and expected to vest	3,317,642
Weighted Average Exercise Price
Balance at the beginning	$ 0.33
Granted	0.30
Cancelled	0.26
Forfeited	0.26
Balance at the ending	0.33	$ 0.33
Exercisable	0.34
Vested and expected to vest	$ 0.33
Share-based compensation arrangement by share-based payment award, options, additional disclosures
Weighted Average Remaining Contractual Term (Years)	8 years 4 months 2 days	8 years 8 months 15 days
Weighted Average Remaining Contractual Term (Years), Exercisable	7 years 10 months 2 days
Weighted Average Remaining Contractual Term (Years), Vested and Expected to Vest	8 years 4 months 2 days
Aggregate Intrinsic Value	$ 0
Aggregate Intrinsic Value, Exercisable	0
Aggregate Intrinsic Value, Vested and expected to vest	$ 0